Income Taxes - Significant Components of the Company's Net Deferred Tax Asset (Liability) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets
Allowance for credit losses	$ 1,652	$ 1,722
Accrued expenses	630	485
Pension and postretirement benefits	437	277
Federal, state and foreign net operating loss carryforwards	212	72
Stock compensation	143	165
Securities available-for-sale and financial instruments		172
Partnerships and other investment assets	403	646
Other deferred tax assets, net	208	179
Gross deferred tax assets	3,685	3,718
Deferred Tax Liabilities
Leasing activities	(3,042)	(2,872)
Mortgage servicing rights	(871)	(835)
Goodwill and other intangible assets	(772)	(666)
Loans	(212)	(211)
Securities available-for-sale and financial instruments	(165)
Fixed assets	(90)	(147)
Other deferred tax liabilities, net	(159)	(210)
Gross deferred tax liabilities	(5,311)	(4,941)
Valuation allowance	(101)	(82)
Net Deferred Tax Asset (Liability)	$ (1,727)	$ (1,305)